Cash generated by operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH GENERATED BY OPERATIONS [Abstract]
Profit for the year	R 33,796	R 30,622	R 433
Royalties	2,714	1,765	431
Carbon tax	4	5	13
Mining and income tax	13,761	4,858	(1,733)
Interest income	(1,202)	(1,065)	(560)
Finance expense	2,496	3,152	3,303
Profit before interest, royalties, carbon tax and tax	51,569	39,337	1,887
Non-cash adjusting items:
Amortisation and depreciation	8,293	7,593	7,214
Share-based payments	383	512	363
Loss on financial instruments	6,279	1,905	5,731
Foreign currency exchange adjustment	(394)	(410)	(461)
Share of results of equity-accounted investees after tax	(1,989)	(1,700)	(721)
Impairments/(reversal of impairments)	5,148	(121)	86
Loss on settlement of US$ Convertible Bond	0	1,507	0
Early redemption premium on the 2025 Notes	196	0	0
Occupational healthcare (gain)/expense	(14)	52	(40)
Change in estimate of environmental rehabilitation obligation	(162)	(464)	89
Gain on acquisition	0	0	(1,103)
Deferred revenue recognised	(847)	(2,256)	(2,227)
Loss on BTT early settlement	0	186	0
Income on settlement of dispute	0	(580)	0
Payment of occupational healthcare liability	(240)	(236)	(68)
Other non-cash and cash adjusting items	(438)	(137)	(184)
Total cash generated by operations	R 67,784	R 45,188	R 10,566